Dividends - Details of Dividend Declared (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Jan. 01, 2021
Disclosure of dividends [Line Items]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Number of shares outstanding	218,032,053	217,582,152	365,682,240	217,582,152	356,635,765
Face value (in won)	₩ 100	₩ 100
Dividends	₩ 723,843	₩ 716,990	₩ 715,080
Interim Dividend One [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding	218,032,053
Face value (in won)	₩ 100
Dividend ratio	830.00%
Dividends	₩ 180,967
Interim Dividend Two [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding	218,032,053
Face value (in won)	₩ 100
Dividend ratio	830.00%
Dividends	₩ 180,967
Interim [Member]
Disclosure of dividends [Line Items]
Dividend type	Cash dividends (Interim)	Cash dividends (Interim)	Cash dividends (Interim)
Number of shares outstanding	218,002,830	217,616,645	73,136,448
Face value (in won)	₩ 100	₩ 100	₩ 500
Dividend ratio	830.00%	1635.00%	200.00%
Dividends	₩ 180,942	₩ 355,804	₩ 73,136
Year-end [Member]
Disclosure of dividends [Line Items]
Number of shares outstanding	218,032,053	217,582,152	71,327,153
Face value (in won)	₩ 100	₩ 100	₩ 500
Dividend ratio	830.00%	1660.00%	1800.00%
Dividends	₩ 180,967	₩ 361,186	₩ 641,944